Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2012
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEAX
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIBX
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIETX
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAOIX